Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Disclosure of Permanent Employees and Aggregate Earnings of Employees

	2023	2022
Number of permanent employees as at 30 June:
South African operations	33 341	35 989
International operations[1]	1 572	1 592
Total number of permanent employees	34 913	37 581

	SA Rand
Figures in million	2023	2022
Aggregate earnings
The aggregate earnings of employees including executive directors were:
Salaries and wages and other benefits (excluding share-based payments)	15 988	15 485
Retirement benefit costs	1 146	1 125
Medical aid contributions	382	363
Total aggregated earnings[2]	17 516	16 973
[1]The Wafi-Golpu joint operation and Eva Copper Project employees included in the total is 31 (2022: 30) and 32 (2022: nil) respectively.
[2]These amounts have been included in cost of sales, corporate expenditure and capital expenditure.